Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended	78 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Western Asset Short Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset Short Duration Income ETF (NAV)
Average Annual Return, Percent	6.18%	4.84%	3.13%
Western Asset Total Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset Total Return ETF (NAV)
Average Annual Return, Percent	4.14%	(1.08%)		0.72%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.88%	(0.40%)	1.37%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.88%	(0.40%)		1.81%
Bloomberg U.S. Corporate -3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return, Percent	6.15%	2.81%	2.74%